Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Held-to-maturity Securities

The Company’s investments by type consisted of the following (in thousands):

	September 30, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Assets
U.S. Government securities	$146,647	$21	$—	$146,668
Commercial paper	142,377	—	(5)	142,372
Corporate debt securities	15,457	—	(3)	15,454

Total	$304,481	$21	$(8)	$304,494

The Company’s investments by type consisted of the following (in thousands):

	DECEMBER 31, 2018
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Assets
U.S. Government securities	$68,851	$—	$(17)	$68,834

Total	$68,851	$—	$(17)	$68,834